CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 160,008,435	$ 149,583,364	$ 131,298,223
Sales tax	(3,827,823)	(3,208,933)	(2,885,127)
Net revenues	156,180,612	146,374,431	128,413,096
Cost of revenues	(91,930,241)	(80,238,617)	(65,946,821)
Gross profit	64,250,371	66,135,814	62,466,275
Operating expenses
Product development (including share-based compensation expense of $1,503,758, $1,038,275 and $614,780 for 2009, 2010 and 2011, respectively)	(15,416,944)	(23,964,697)	(18,272,008)
Selling and marketing (including share-based compensation expense of $178,291, $131,396 and $121,623 for 2009, 2010 and 2011, respectively)	(20,891,615)	(18,975,617)	(17,821,260)
General and administrative (including share-based compensation expense of $2,529,481, $3,830,585 and $3,843,119 for 2009, 2010 and 2011, respectively)	(11,582,200)	(10,481,827)	(10,186,853)
Impairment loss on goodwill	(20,255,242)	(2,998,317)
Impairment loss on intangible assets	(3,927)	(5,730,579)
Total operating expenses	(68,149,928)	(62,151,037)	(46,280,121)
Change in fair value of contingent consideration for business acquisition	(3,729,513)	10,894,533
Government subsidies	319,319	337,663
Income (loss) from operations	(7,309,751)	15,216,973	16,186,154
Interest income	3,569,175	2,342,761	3,114,306
Interest income from loans to third party	1,193,226
Interest expense for convertible senior note	(487,763)	(1,059,905)	(725,910)
Impairment loss on cost method investment		(1,509,912)	(1,500,000)
Loss on extinguishment of debt upon prepayment of convertible senior note	(1,567,472)
Investment income	85,561	883,285	206,945
Net income (loss) before income taxes	(4,517,024)	15,873,202	17,281,495
Income taxes expense	(3,137,838)	(3,950,003)	(4,698,114)
Net income (loss)	$ (7,654,862)	$ 11,923,199	$ 12,583,381
Net income (loss) per share, basic	$ 0.00	$ 0.01	$ 0.01
Net income (loss) per share, diluted	$ 0.00	$ 0.01	$ 0.01
Weighted average shares used in calculating basic net income (loss) per share	1,607,110,119	1,466,947,693	1,385,201,479
Weighted average shares used in calculating diluted net income (loss) per share	1,607,110,119	1,547,870,678	1,537,771,051